Consolidated Balance sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	21,265,000	20,000,000
Ordinary shares, shares outstanding	[1]	21,265,000	20,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).